Financial Assets at Fair Value Through Profit or Loss and Stock Loan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021	Dec. 28, 2021
AMTD Assets Alpha Group [Member]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Business combination consideration transferred including equity interest held in acquiree prior to combination	$ 276,000
Business combination percentage of voting interests acquired	80.10%
Business combination consideration transferred	$ 266,000
Fair Value of Listed Equity Shares [Member]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Embedded derivative asset at fair value	13,317	$ 21,748		$ 27,104
Fair Value through Profit or Loss [Member]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Unrealized gain losses on loans receivable	$ 8,371	$ 8,976		$ 6,095
Related Party [Member] | Investment A Stock Loan [Member]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Loans receivable stated interest rate percentage					2.00%
Non-Related Party [Member] | Investment A Stock Loan [Member]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Loans receivable stated interest rate percentage			2.00%